DEBT (Details)	12 Months Ended			12 Months Ended															12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 4.5% Convertible bond due 2015 [Member]	Dec. 31, 2011 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] USD ($)	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Aug. 25, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	May 24, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Mar. 07, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Feb. 22, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Dec. 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Sep. 08, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Aug. 27, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Jun. 02, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	May 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] NOK	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Dec. 31, 2010 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] USD ($)	Dec. 31, 2010 US Dollar denominated floating rate debt [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member] USD ($)	Jun. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member] USD ($)	Sep. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member] USD ($)	May 31, 2009 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member] USD ($)	Jun. 30, 2009 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member] USD ($)	Jun. 30, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2013 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt	$ 513,137,000	$ 1,362,948,000				$ 225,000,000					$ 225,000,000								$ 288,137,000	$ 303,289,000			$ 0	$ 834,659,000
Credit facility , outstanding	376,000	1,410,000
Total debt	513,513,000	1,364,358,000			513,137,000																		376,000
Less current portion of long-term debt	(19,521,000)	(173,595,000)
Long-term debt	493,992,000	1,190,763,000
Stated interest rate (in hundredths)			4.50%			4.50%					4.50%
Stated interest rate range, minimum (in hundredths)				7.84%															7.84%	7.84%
Stated interest rate range, maximum (in hundredths)				8.04%															8.04%	8.04%
Movement in debt [Roll Forward]
Balance at beginning of period	1,364,358,000				528,289,000																		836,069,000
Drawdowns	72,000,000				0																		72,000,000
Loan repayments	(256,527,000)				(15,152,000)																		(241,375,000)
Assumed by Frontline 2012	(666,318,000)				0																		(666,318,000)
Balance at end of period	513,513,000	1,364,358,000			513,137,000																		376,000
Secured term loan facility, borrowing capacity																									420,000,000		180,000,000		146,400,000		33,000,000		200,000,000		20,000,000	147,000,000
Secured term loan facility, maturity date																									2017		2013-09		2020		2011-06		2015		2013	2017
Reductions in bank debt as a result of sale of a vessel during the period																																	52,200,000
Amount of debt drawn down																																				72,000,000
Number of VLCC double hull vessels the Facility was used to acquire (in number of vessels)																										2				2				2
Number of Suezmax double hull vessels the Facility was used to acquire (in number of vessels)																										4		5
Number of vessels acquired with facility that were subsequently sold (in number of vessels)																												4						1
Number of one year extensions to the original note (in number of extensions)																																2
Number of VLCC double hull vessels refinanced using the Facility (in number of vessels)																																		1
Number of newbuilding double hull VLCC's the Facility was used to finance (in number of newbuildings)																																					2
Convertible bonds due 2015 [Abstract]
Debt instrument placed on private placement																	225,000,000
Convertible, conversion price (in dollars per share)									$ 36.5567				$ 37.0483		$ 38.0895		$ 39.00
Convertible, reference price																	$ 29.7784	180.0045
USD/NOK exchange rate																	6.0448	6.0448
Dividend declared (in dollars per share)							$ 0.02	$ 0.10		$ 0.10		$ 0.25		$ 0.75		$ 0.75
Bond redemption features (in hundredths)						100.00%													100.00%
Bond redemption feature, minimum (in hundredths)						90.00%
Number of new shares to be issued (in shares)						6,154,822
Number of structures involved in financing and leasing transactions (in number of structures)																					3
Effective interest rate (in hundredths)																					7.91%	7.91%
Sinking fund redemption price (in hundredths)																					100.00%
2012	19,145,000
2013	20,700,000
2014	22,376,000
2015	24,174,000
2016	26,134,000
Thereafter	175,608,000
Maturities of Long-term Debt [Abstract]
2012	19,521,000
2013	20,700,000
2014	22,376,000
2015	249,174,000
2016	26,134,000
Thereafter	175,608,000
Total debt	513,513,000	1,364,358,000			513,137,000																		376,000
Weighted average interest rate for floating rate debt denominated in U.S. dollars (in hundredths)	0.00%	3.20%
Number of tranches of term notes purchased		3
Total	288,137,000
Make whole premium		2,100,000
Assets pledged [Abstract]
Vessels and newbuildings	298,491,000	1,652,205,000
Restricted cash and investments (excluding amounts held in charter service reserve)	$ 99,303,000	$ 182,091,000